RELATED PARTY TRANSACTIONS (Details Textual) (Solomon Yip Kun Lee [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Solomon Yip Kun Lee [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 4,244,519	$ 1,793,768	$ 3,345,803